Accrued liabilities and other payables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities And Other Payables [Line Items]
Accrued administrative expenses	$ 400	$ 75
Accrued operating expenses	2,247	0
Current tax payable	505	0
Indemnifications and warranty provisions (notes 6, 17 and 20)	6,894	0
Current portion of advance for refundable value added tax (note 11)	2,318	0
Accrued expenditure for newbuilding	0	645
Accrued construction contract expenses	0	6,732
Accrued debt issuance cost	0	391
Other accrued liabilities	652
Other payables	6,185	0
Total accrued liabilities and other payables	$ 19,201	$ 7,843